Description of Business (Tables)	6 Months Ended
Jun. 30, 2026
Description of Business [Abstract]
Owned Container Vessels
The following table provides information about the 71 operating container vessels owned as at June 30, 2026.

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	3Q28
Laertis Marine LLC	Marshall Islands	Zim Norfolk	9,115	2015	2Q32 (4)
Penelope Marine LLC	Marshall Islands	Zim Xiamen	9,115	2015	3Q32 (4)
Telemachus Marine LLC	Marshall Islands	Anthea Y	9,115	2015	4Q28
Global Ship Lease 78 LLC (3)	Liberia	Sydney Express	9,019	2016	3Q27 (5)
Global Ship Lease 79 LLC (3)	Liberia	Istanbul Express	9,019	2016	1Q28 (5)
Global Ship Lease 77 LLC (3)	Liberia	Bremerhaven Express	9,019	2015	2Q27 (5)
Global Ship Lease 76 LLC (3)	Liberia	Czech	9,019	2015	2Q28 (5)
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	3Q30 (6)
Global Ship Lease 52 LLC	Liberia	MSC Qingdao	8,603	2004	4Q30 (6)
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	3Q30 (6)
Global Ship Lease 72 LLC	Liberia	GSL Alexandra	8,599	2004	3Q28 (7)
Global Ship Lease 73 LLC	Liberia	GSL Sofia	8,599	2003	2Q28 (7)
Global Ship Lease 74 LLC	Liberia	GSL Effie	8,599	2003	3Q28 (7)
Global Ship Lease 75 LLC	Liberia	GSL Lydia	8,599	2003	1Q28 (7)
Global Ship Lease 80 LLC	Liberia	Lotus A	8,586	2010	4Q26 (8)
Global Ship Lease 81 LLC	Liberia	Koi	8,586	2011	4Q26 (8)
Global Ship Lease 82 LLC	Liberia	Cypress	8,586	2011	4Q26 (8)
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	4Q27 (9)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	1Q28 (9)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	1Q28 (9)
Alexander Marine LLC	Marshall Islands	Colombia Express	7,072	2013	4Q28 (10)
Hector Marine LLC	Marshall Islands	Panama Express	7,072	2013	4Q29 (10)
Ikaros Marine LLC	Marshall Islands	Costa Rica Express	7,072	2013	2Q29 (10)
Philippos Marine LLC	Marshall Islands	Nicaragua Express	7,072	2013	3Q29 (10)
Global Ship Lease 48 LLC	Liberia	Ateti (ex CMA CGM Berlioz) (11)	7,023	2001	2Q29 (11)
Aristoteles Marine LLC	Marshall Islands	Mexico Express	6,918	2015	3Q29 (10)
Menelaos Marine LLC	Marshall Islands	Jamaica Express	6,918	2015	3Q29 (10)
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,858	2002	1Q28
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,858	2002	4Q27
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios	6,572	2011	3Q30 (6)
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	1Q28 (12)
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	1Q28 (12)
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	1Q29 (13)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	4Q29 (13)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	1Q30 (13)
GSL Violetta LLC	Liberia	GSL Violetta	6,008	2000	1Q29 (13)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	1Q29 (13)
GSL Tegea LLC	Liberia	GSL Tegea	5,994	2001	4Q29 (13)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,994	2001	4Q29 (13)
Drake Marine LLC	Marshall Islands	Ian H (19)	5,936	2000	4Q27
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q27
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	3Q27
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	4Q27
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	3Q27
Zeus One Marine LLC	Marshall Islands	Orca I	5,308	2006	3Q28
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q28
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q29 (14)
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q29 (14)
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q27
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	1Q28
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	1Q28
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	1Q28
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q29
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	2Q28
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,421	2013	3Q28

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,421	2013	4Q29 (15)
Pericles Marine LLC	Marshall Islands	Athena I (ex Athena)	2,980	2003	2Q27 (16)
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	1Q27
Global Ship Lease 62 LLC	Liberia	GSL Mamitsa	2,824	2007	1Q28
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	2Q27
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	2Q27
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth	2,741	2006	3Q28 (17)
Athena Marine LLC	Marshall Islands	Newyorker	2,635	2001	2Q27
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,635	2000	1Q27
Global Ship Lease 65 LLC	Liberia	GSL Chloe	2,546	2012	1Q27
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	2Q28 (18)
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	1Q27
Global Ship Lease 38 LLC	Liberia	Manet (19)	2,288	2001	3Q26
Global Ship Lease 45 LLC	Liberia	Kumasi (19)	2,220	2002	4Q26
Global Ship Lease 41 LLC	Liberia	Julie (19)	2,207	2002	3Q27

(1) All subsidiaries are 100% owned, either directly or indirectly;
(2) Twenty-foot Equivalent Units;
(3) Currently, under a sale and leaseback transaction (see Note 2h);
(4) Zim Norfolk and Zim Xiamen were forward extended for 60 – 63 months. The extensions are expected to commence between 2Q-3Q 2027;
(5) Sydney Express, Istanbul Express and Bremerhaven Express were delivered in 4Q 2024. Czech, the fourth vessel was delivered on January 9, 2025. Firm charters are followed by three 12-month extension periods at charterer’s option.12-month extension options were exercised in 3Q 2025 for Bremerhaven Express and Sydney Express. 12-month extension options were exercised in 2Q 2026 for Istanbul Express and Czech;
(6) MSC Tianjin, MSC Qingdao, Agios Dimitrios and GSL Ningbo were forward fixed for 36 – 38 months with the new charters expected to commence between 3Q-4Q 2027. MSC Qingdao & Agios Dimitrios are fitted with Exhaust Gas Cleaning Systems (“scrubbers”);
(7) GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie. Firm charters are followed by one year extension period at charterer’s option. GSL Sofia and GSL Effie options were exercised in January 2025. GSL Alexandra and GSL Lydia options were exercised in February 2025. The vessels were forward fixed for 24 months +/- 30 days. The new charters are expected to commence in 3Q 2026. During 2Q 2026, GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie were further forward fixed for 36 – 38 months plus optional period of 24 – 26 months to commence after drydocking. The new charter (firm period plus two-year option) may be cancelled by charterers at any time up to April 1, 2027;
(8) Lotus A, Koi and Cypress. The charters have flexible durations, with latest redeliveries in mid-2030;
(9) GSL Eleni, GSL Kalliopi and GSL Grania were forward fixed for 35 – 38 months to commence after drydocking, after which the charterer has the option to extend each charter for a further 12 – 16 months;
(10) Colombia Express, Panama Express, Costa Rica Express, Nicaragua Express, Mexico Express, Jamaica Express. Firm charters are followed by two twelve-month extension periods at charterer’s option;
(11) Ateti (ex CMA CGM Berlioz) is fixed for 36 – 38 months. The charter commenced in 2Q 2026. On April 25, 2026, CMA CGM Berlioz was renamed to Ateti;
(12) GSL Vinia and GSL Christel Elizabeth are chartered for 36 – 40 months, after which the charterer has the option to extend each charter for a further 12 – 15 months;
(13) GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea. Contract cover for each vessel is for a firm period of at least three years from the date each vessel was delivered in 2021. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time – for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey. The first extension options have been exercised for all seven ships. Second extension options were exercised in January 2025 for GSL Dorothea, GSL Arcadia, GSL Melita and GSL Tegea, in April 2025 for GSL MYNY and in September 2025 for GSL Maria. The vessels were forward fixed for 36 – 38 months. GSL Arcadia, GSL Violetta and GSL MYNY new charters commenced in 1Q 2026. The remaining new charters are expected to commence between 4Q 2026 and 1Q 2027;
(14) GSL Château d’If and CMA CGM Alcazar were forward fixed for 36 – 38 months. The new charters are expected to commence between 3Q-4Q 2026;
(15) GSL Melina was forward fixed for 35 – 37 months. The new charter is expected to commence in 4Q 2026;
(16) Athena I. On June 14, 2026, Athena was renamed to Athena I;
(17) GSL Elizabeth was forward fixed for 24 – 27 months. The new charter is expected to commence in 3Q 2026 after drydocking;
(18) GSL Maren is fixed in direct continuation for 24 – 26 months. The charter commenced in 2Q 2026;
(19) During 2Q 2026, the Company entered into agreements for the forward sales of four ships, Ian H, Manet, Kumasi and Julie, for an aggregate sale price of $65,500. The ships are scheduled to be delivered to buyers upon expiry of their respective charters.
The following table provides information about the 15 under construction container vessels owned as at June 30, 2026.

Company Name (1)	Country of Incorporation	Expected Delivery
Global Ship Lease 83 LLC	Liberia	4Q28
Global Ship Lease 84 LLC	Liberia	2Q29
Global Ship Lease 93 LLC	Liberia	3Q29
Global Ship Lease 85 LLC	Liberia	2Q29
Global Ship Lease 86 LLC	Liberia	3Q29
Global Ship Lease 87 LLC	Liberia	3Q29
Global Ship Lease 88 LLC	Liberia	3Q29
Global Ship Lease 89 LLC	Liberia	4Q29
Global Ship Lease 90 LLC	Liberia	4Q29
Global Ship Lease 91 LLC	Liberia	4Q29
Global Ship Lease 92 LLC	Liberia	1Q30
Global Ship Lease 97 LLC	Liberia	1Q29
Global Ship Lease 98 LLC	Liberia	1Q29
Global Ship Lease 99 LLC	Liberia	2Q29
Global Ship Lease 100 LLC	Liberia	2Q29

(1) All subsidiaries are 100% owned, either directly or indirectly;